Investments - Gross Unrealized Losses and Fair Value of the Company's Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Securities continuous unrealized losses less than 12 months - fair value	$ 54	$ 79
Unrealized Loss Less than 12 Months	4	5
Securities continuous unrealized losses greater than 12 months - fair value	30	24
Unrealized Loss 12 Months or Greater	3	8
Securities continuous unrealized losses - fair value	84	103
Total Unrealized Loss	7	13
Asset Backed Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities continuous unrealized losses less than 12 months - fair value	0	0
Unrealized Loss Less than 12 Months	0	0
Securities continuous unrealized losses greater than 12 months - fair value	25	19
Unrealized Loss 12 Months or Greater	0	6
Securities continuous unrealized losses - fair value	25	19
Total Unrealized Loss	0	6
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities continuous unrealized losses less than 12 months - fair value	0	0
Unrealized Loss Less than 12 Months	0	0
Securities continuous unrealized losses greater than 12 months - fair value	5	5
Unrealized Loss 12 Months or Greater	3	2
Securities continuous unrealized losses - fair value	5	5
Total Unrealized Loss	3	2
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities continuous unrealized losses less than 12 months - fair value	54	79
Unrealized Loss Less than 12 Months	4	5
Securities continuous unrealized losses greater than 12 months - fair value	0	0
Unrealized Loss 12 Months or Greater	0	0
Securities continuous unrealized losses - fair value	54	79
Total Unrealized Loss	$ 4	$ 5